Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity High Dividend ETF	Nov. 29, 2023
Fidelity High Dividend ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(4.11%)
Past 5 years	9.35%
Since Inception	10.32%	[1]
Fidelity High Dividend ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(4.92%)
Past 5 years	8.31%
Since Inception	9.22%	[1]
Fidelity High Dividend ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.92%)
Past 5 years	7.14%
Since Inception	7.95%	[1]
IXZ6K
Average Annual Return:
Past 1 year	(3.80%)
Past 5 years	9.68%
Since Inception	10.66%	[1]
RS001
Average Annual Return:
Past 1 year	(19.13%)
Past 5 years	9.13%
Since Inception	11.33%	[1]

[1]	AFrom September 12, 2016.